INVENTORY (Details Narrative) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventory, net	$ 103,594	$ 91,361
Inventory work-in-progress	90,394	77,501
Inventory finished goods	$ 13,200	$ 13,860